Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
6. Fair value of financial instruments
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy)

The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.20	£m	£m	£m	£m
Trading portfolio assets	49,106	57,277	3,078	109,461
Financial assets at fair value through the income statement	1,824	148,894	4,822	155,540
Derivative financial instruments	8,761	291,142	7,747	307,650
Financial assets at fair value through other comprehensive income	13,172	41,642	347	55,161
Investment property	-	-	10	10
Total assets	72,863	538,955	16,004	627,822

Trading portfolio liabilities	(31,333)	(19,045)	-	(50,378)
Financial liabilities designated at fair value	(123)	(221,664)	(355)	(222,142)
Derivative financial instruments	(8,445)	(290,612)	(8,932)	(307,989)
Total liabilities	(39,901)	(531,321)	(9,287)	(580,509)

As at 31.12.19
Trading portfolio assets	59,968	51,105	2,264	113,337
Financial assets at fair value through the income statement	10,300	115,008	4,162	129,470
Derivative financial instruments	5,439	221,048	3,154	229,641
Financial assets at fair value through other comprehensive income	11,577	33,400	429	45,406
Investment property	-	-	13	13
Total assets	87,284	420,561	10,022	517,867

Trading portfolio liabilities	(19,645)	(15,567)	-	(35,212)
Financial liabilities designated at fair value	(82)	(204,021)	(343)	(204,446)
Derivative financial instruments	(5,305)	(219,646)	(3,989)	(228,940)
Total liabilities	(25,032)	(439,234)	(4,332)	(468,598)

The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.20		As at 31.12.19
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	4,152	(3,772)	605	(812)
Foreign exchange derivatives	655	(588)	291	(298)
Credit derivatives	193	(456)	539	(342)
Equity derivatives	2,730	(4,099)	1,710	(2,528)
Commodity derivatives	17	(17)	9	(9)
Corporate debt	516	-	521	-
Reverse repurchase and repurchase agreements	-	(176)	-	(167)
Non-asset backed loans	4,827	-	3,280	-
Asset backed securities	740	-	756	-
Equity cash products	1,145	-	1,228	-
Private equity investments	126	-	112	-
Other[1]	903	(179)	971	(176)
Total	16,004	(9,287)	10,022	(4,332)

1Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Analysis of movements in Level 3 assets and liabilities

Level 3 movement analysis

The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 30.06.20
	As at 01.01.20					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	25	-	-	-	(26)	-	-	4	(17)	106
Non-asset backed loans	974	1,927	(740)	-	(4)	(111)	-	-	97	(320)	1,823
Asset backed securities	656	249	(224)	-	(76)	(12)	-	-	41	(11)	623
Equity cash products	392	2	(4)	-	-	(67)	-	-	28	(4)	347
Other	122	47	-	-	-	2	-	-	8	-	179
Trading portfolio assets	2,264	2,250	(968)	-	(80)	(214)	-	-	178	(352)	3,078

Non-asset backed loans	1,964	1,050	(270)	-	(112)	110	-	-	-	-	2,742
Equity cash products	835	14	-	-	-	(22)	(29)	-	-	-	798
Private equity investments	113	1	(2)	-	-	2	4	-	20	(12)	126
Other	1,250	1,865	(2,017)	-	(13)	(8)	55	-	24	-	1,156
Financial assets at fair value through the income statement	4,162	2,930	(2,289)	-	(125)	82	30	-	44	(12)	4,822

Non-asset backed loans	343	79	-	-	(157)	-	-	(3)	-	-	262
Asset backed securities	86	-	(1)	-	-	1	-	(1)	-	-	85
Financial assets at fair value through other comprehensive income	429	79	(1)	-	(157)	1	-	(4)	-	-	347

Investment property	13	-	(1)	-	-	-	(2)	-	2	(2)	10

Trading portfolio liabilities	-	-	-	-	-	-	-	-	-	-	-

Issued debt	(146)	-	-	(3)	-	-	-	-	(22)	14	(157)
Other	(197)	-	-	-	-	(12)	(1)	-	-	12	(198)
Financial liabilitiesdesignated at fair value	(343)	-	-	(3)	-	(12)	(1)	-	(22)	26	(355)

Interest rate derivatives	(206)	17	-	-	10	268	1	-	300	(10)	380
Foreign exchange derivatives	(7)	-	-	-	(12)	89	-	-	5	(8)	67
Credit derivatives	198	(258)	11	-	(376)	151	1	-	2	8	(263)
Equity derivatives	(820)	(447)	(1)	-	17	(90)	-	-	(5)	(23)	(1,369)
Commodity derivatives	-	-	-	-	-	-	-	-	-	-	-
Net derivative financial instruments[1]	(835)	(688)	10	-	(361)	418	2	-	302	(33)	(1,185)

Total	5,690	4,571	(3,249)	(3)	(723)	275	29	(4)	504	(373)	6,717

Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £7,747m and derivative financial liabilities were £8,932m.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle-ments	Total gains and losses in the period recognised in the income statement		Transfers		As at 30.06.19
	As at 01.01.19					Trading income	Other income	In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	14	2	-	-	-	-	-	-	(14)	2
Corporate debt	388	70	(24)	-	(31)	14	-	32	(74)	375
Non-asset backed loans	2,263	1,235	(1,260)	-	(19)	12	-	19	(90)	2,160
Asset backed securities	664	81	(127)	-	-	5	-	16	(29)	610
Equity cash products	136	48	(13)	-	-	(2)	-	116	(20)	265
Other	148	-	-	-	(1)	(10)	-	-	(1)	136
Trading portfolio assets	3,613	1,436	(1,424)	-	(51)	19	-	183	(228)	3,548

Non-asset backed loans	1,836	2	-	-	(132)	70	-	-	(1)	1,775
Equity cash products	559	9	-	-	(10)	4	178	-	-	740
Private equity investments	191	4	(3)	-	(1)	-	(6)	-	-	185
Other	2,064	2,334	(2,619)	-	(2)	17	9	24	(840)	987
Financial assets at fair value through the income statement	4,650	2,349	(2,622)	-	(145)	91	181	24	(841)	3,687

Non-asset backed loans	353	48	-	-	(55)	-	-	-	(218)	128
Asset backed securities	-	40	-	-	-	-	-	-	-	40
Equity cash products	2	-	-	-	-	-	-	-	-	2
Financial assets at fair value through other comprehensive income	355	88	-	-	(55)	-	-	-	(218)	170

Investment property	9	-	-	-	-	-	(1)	-	-	8

Trading portfolio liabilities	(3)	-	-	-	-	2	-	(5)	-	(6)
							-
Certificates of deposit, commercial paper and other money market instruments	(10)	-	-	-	1	-	(1)	(11)	-	(21)
Issued debt	(251)	-	-	(16)	1	5	-	(3)	1	(263)
Financial liabilities designated at fair value	(261)	-	-	(16)	2	5	(1)	(14)	1	(284)

Interest rate derivatives	22	(3)	-	-	76	116	-	(107)	145	249
Foreign exchange derivatives	7	-	-	-	(12)	(41)	-	(51)	17	(80)
Credit derivatives	1,050	(63)	4	-	(3)	86	-	2	3	1,079
Equity derivatives	(607)	(122)	(5)	-	23	89	-	(16)	292	(346)
Commodity derivatives	-	-	-	-	-	-	-	-	-	-
Net derivative financial instruments[1]	472	(188)	(1)	-	84	250	-	(172)	457	902

Total	8,835	3,685	(4,047)	(16)	(165)	367	179	16	(829)	8,025

Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £5,701m and derivative financial liabilities were £4,799m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end

Unrealised gains and losses on Level 3 financial assets and liabilities

The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.20				Half year ended 30.06.19
	Income statement		Other compre-hensive income	Total	Income statement		Other compre-hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(177)	-	-	(177)	21	-	-	21
Financial assets at fair value through the income statement	126	(24)	-	102	75	178	-	253
Financial assets at fair value through other comprehensive income	-	-	(2)	(2)	-	-	-	-
Investment properties	-	(2)	-	(2)	-	(1)	-	(1)
Trading portfolio liabilities	-	-	-	-	2	-	-	2
Financial liabilities designated at fair value	(16)	(1)	-	(17)	6	-	-	6
Net derivative financial instruments	248	-	-	248	212	-	-	212
Total	181	(27)	(2)	152	316	177	-	493

Sensitivity analysis of valuations using unobservable inputs

Valuation techniques and sensitivity analysis

Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.

Sensitivity analysis of valuations using unobservable inputs
	As at 30.06.20				As at 31.12.19
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	138	-	(256)	-	44	-	(127)	-
Foreign exchange derivatives	7	-	(11)	-	5	-	(7)	-
Credit derivatives	127	-	(109)	-	73	-	(47)	-
Equity derivatives	151	-	(158)	-	114	-	(119)	-
Commodity derivatives	-	-	-	-	-	-	-	-
Corporate debt	23	-	(23)		11	-	(16)	-
Non-asset backed loans	159	4	(322)	(4)	125	8	(228)	(8)
Equity cash products	164	-	(206)	-	123	-	(175)	-
Private equity investments	18	-	(19)	-	16	-	(25)	-
Other[1]	2	-	(2)	-	1	-	(1)	-
Total	789	4	(1,106)	(4)	512	8	(745)	(8)

Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Fair value adjustments

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	As at	As at
	30.06.20	31.12.19
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(564)	(420)
Uncollateralised derivative funding	(181)	(57)
Derivative credit valuation adjustments	(378)	(135)
Derivative debit valuation adjustments	148	155

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with the Barclays Bank PLC Annual Report on Form 20-F 2019 disclosure.

The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.20		As at 31.12.19
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost	150,203	149,511	141,636	141,251
Reverse repurchase agreements and other similar secured lending	19,811	19,811	1,731	1,731

Financial liabilities
Deposits at amortised cost	(245,737)	(245,758)	(213,881)	(213,897)
Repurchase agreements and other similar secured borrowing	(4,033)	(4,033)	(2,032)	(2,032)
Debt securities in issue	(50,496)	(50,568)	(33,536)	(33,529)
Subordinated liabilities	(36,965)	(37,675)	(33,425)	(34,861)